Net Defined Benefit Liabilities (Assets) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Schedule of Amount Recognized in the Statements of Financial Position and Defined Benefit Obligations	The amounts recognized in the statements of financial position as of December 31, 2024 and 2025, are determined as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Present value of defined benefit obligations	₩	2,232,898	2,306,248
Fair value of plan assets	(2,153,792)		(2,292,457)
Liabilities	₩	128,457	85,631
Assets	₩	49,351	71,840

Schedule of Changes in the Defined Benefit Obligations	Changes in the defined benefit obligations for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024	2025
Beginning	₩ 2,365,793	₩ 2,232,898
Current service cost	224,071	231,838
Interest expense	88,882	69,015
Benefit paid	(626,899)	(221,458)
Changes due to settlements of plan & Past Service Cost	3,054	4,500
Remeasurements on defined benefit obligations:
Actuarial gains (losses) arising from changes in demographic assumptions	11,531	(857)
Actuarial gains (losses) arising from changes in financial assumptions	90,373	(53,848)
Actuarial gains arising from experience adjustments	57,699	57,692
Acquisition and disposition of businesses, etc	18,394	(13,532)
Ending	₩ 2,232,898	2,306,248
(3)    Changes in the fair value of plan assets for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024	2025
Beginning	₩ 2,462,925	₩ 2,153,792
Interest income	97,708	72,685
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	(154)	995
Benefits paid	(583,162)	(190,569)
Employer contributions	172,622	269,591
Acquisition and disposition of businesses, etc.	3,853	(14,037)
Ending	₩ 2,153,792	₩ 2,292,457

Schedule of Amounts Recognized in the Consolidated Statements of Operations	Amounts recognized in the consolidated statement of profit or loss for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Current service cost	₩ 213,922	₩ 224,071	₩ 231,837
Net Interest cost	(17,462)	(8,826)	(3,670)
Changes due to settlements of plan & Past Service Cost	1	(13,059)	(13,428)
Transfer in(out)	(13,435)	19,191	4,481
Total expenses	₩ 183,026	₩ 221,377	₩ 219,220

Schedule of Principal Actuarial Assumptions	Principal actuarial assumptions used are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025
Discount rate	3.67%~5.51%	3.24%~5.02%	3.29%~5.32%
Salary growth rate	1.7%~8.96%	1.66%~8.96%	1.98%~6.50%

Schedule of Sensitivity of the Defined Benefit Obligations	The sensitivity of the defined benefit obligations as of December 31, 2025, to changes in the principal assumptions is:

(in percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption		Decrease in assumption
Discount rate	0.5% point	₩	(72,199)	₩	78,104
Salary growth rate	0.5% point	75,203		(70,258)

Schedule of Expected Maturity Analysis of Undiscounted Pension Benefits
The expected maturity analysis of undiscounted pension benefits as of December 31, 2025, is as follows:

(in millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	₩	310,424	₩	344,185	₩	789,356	₩	2,199,824	₩	3,643,789